SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details Narrative) - USD ($)	3 Months Ended		6 Months Ended		9 Months Ended	12 Months Ended
	Jun. 30, 2024	Jun. 30, 2023	Jun. 30, 2024	Jun. 30, 2023	Dec. 31, 2023	Dec. 31, 2023	Mar. 31, 2023	Dec. 31, 2022	Mar. 31, 2022
Co-op promotion incentives	$ 240,000	$ 91,000	$ 349,000	$ 264,000	$ 2,600,000		$ 2,300,000		$ 2,000,000
Reserve for sales return					3,400,000	$ 3,400,000	900,000
Return assets					1,900,000	1,900,000	600,000
Shipping and handling expenses					600,000		500,000		$ 900,000
Prepaid expense	$ 67,000		$ 67,000		136,000	136,000	$ 351,000
Semi Cab Inc [Member]
Shipping and handling expenses						5,692,000		$ 10,057,000
Foreign financial institutions actual deposits					58,000	58,000		91,000
Prepaid expense					$ 5,000	5,000		8,000
Research and development costs						$ 842,000		$ 640,000